SCHEDULE OF INVENTORY (Details)	Dec. 31, 2021 USD ($)
Inventory Disclosure [Abstract]
Raw materials	$ 97,636
Work in process
Finished goods
Inventories, at cost	97,636
Less: reserve for obsolescence
Inventories, net	$ 97,636